Schedule of Future Minimum Payments Required under Lease Agreement (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Remainder of fiscal year	$ 83,827
Year one	236,439	$ 205,463
Year two	242,830	172,207
Year three	249,278	176,670
Year four	116,309	181,134
Year five		46,120
Thereafter	29,604
Total	$ 958,287	$ 781,594